Income Taxes - Income tax reconciliation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Provision for Income Taxes Reconciliation
Federal income tax at statutory rates		$ (18,150,928)	$ 1,326,085	$ (3,016,213)
State income tax at statutory rates		(2,975,942)	(228,939)	(422,908)
DTA adjustment		(235,346)	(115,470)
Change in valuation allowance		25,861,296	(2,348,227)	2,348,227
Federal tax credits		(789,620)	(1,216,878)
Other		(174,858)	(114,006)	325,709
Income tax provision	$ (4,403,068)	$ 3,534,602	$ (2,697,435)	$ (765,185)